PC&J PRESERVATION FUND

Semi-Annual Report
to Shareholders
June 30, 1998
-------------------------------------------------------------------------------



               The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 1998 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.




                              /s/ James Johnson
                           ------------------------
                                James Johnson
                                  Secretary



                             /s/ Kathleen Carlson
                           ------------------------
                               Kathleen Carlson
                                  Treasurer

PC&J PRESERVATION FUND
----------------------
FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 1997,1996, 1995, and 1994 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 1998 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

---------------------------------------------------------------------------------------------------
Selected Data for Each Share of Capital 1998        1997      1996        1995      1994
Stock Outstanding Throughout the Period (Unaudited)
                                        -----------------------------------------------------------
NET ASSET VALUE-BEGINNING OF PERIOD     $11.14      $10.97    $11.32      $10.34    $11.31
                                        ---------   --------- ---------   --------- ---------
Income from investment operations:
     Net investment income                0.30        0.64      0.62        0.59      0.70
     Net realized and unrealized
       gain (loss) on securities          0.08        0.17     (0.31)       0.98     (0.97)
                                        ---------   --------- ---------   --------- ---------
TOTAL FROM INVESTMENT OPERATIONS         $0.38        0.81      0.31        1.57     (0.27)
                                        ---------   --------- ---------   --------- ---------
Less dividends:
     From net investment income          (0.00)      (0.64)    (0.62)      (0.59)    (0.70)
     From net realized gain
          on investments                 (0.00)      (0.00)    (0.04)      (0.00)    (0.00)
                                        ---------   --------- ---------   --------- ---------
TOTAL DIVIDENDS                          (0.00)      (0.64)    (0.66)      (0.59)    (0.70)
                                        ---------   --------- ---------   --------- ---------
NET ASSET VALUE-END OF PERIOD           $11.52      $11.14    $10.97      $11.32    $10.34
                                        =========   ========= =========   ========= =========

TOTAL RETURN <F1>                         3.41%       7.38%     2.75%      15.18%    -2.39%

RATIOS TO AVERAGE NET ASSETS
     Expenses                             1.00%<F2>   1.00%     1.00%       1.00%     1.00%
     Net investment income                5.40%<F2>   5.62%     5.38%       5.56%     5.83%

Portfolio turnover rate                  37.66%<F2>  31.39%    28.66%      25.62%    30.03%

Net assets at end of period (000's)     $17,609     $16,071   $16,151     $16,472   $14,261

<F1>  TOTAL RETURN IS MEASURE OF PAST PERFORMANCE AND IS NOT A GUARANTEE OF
      FUTURE PERFORMANCE.
<F2>  ANNUALIZED

PC&J PRESERVATION FUND
----------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 1998
(UNAUDITED)

----------------------------------------------------------------------------------------
                                        PERCENT      YEARS
                                        OF NET         TO     PRINCIPLE     MARKET
SECURITY (Note A)                       ASSETS      MATURITY    AMOUNT      VALUE
----------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS:

Maturity of less than 1 year:           10.1%

Federal Nat'l. Mortgage Assoc.
  Step Notes, 5.550%, due 10/98                      0.25        750,000    $   750,703
Federal Nat'l Mortgage Assoc.
  Notes, 9.550%, due 03/99                           0.75      1,000,000      1,025,625
                                                                            ------------
                                                                              1,776,328
                                                                            ------------

Maturity of 1 - 5 years:                11.7

U.S. Treasury Notes,
  6.375%, due 08/02                                  4.00      2,000,000      2,060,000
                                                                            ------------

Maturity of 5 - 10 years:               38.3

U.S. Treasury Notes,
  5.875%, due 05/04                                  6.00      1,500,000      1,528,125
Federal Home Loan Bank Notes,
  6.380%, due 10/04                                  6.25      1,000,000      1,034,375
U.S. Treasury Notes,
  6.500%, due 05/05                                  7.00      1,000,000      1,055,625
Federal Nat'l Mortgage Assoc.
  Notes, 6.650%, due 03/06                           7.75      1,000,000      1,018,438
U.S. Treasury Notes,
  7.000%, due 07/06                                  8.00      1,000,000      1,092,500
Federal Nat'l Mortgage Assoc.
  Notes, 6.860%, due 10/07                           9.25      1,000,000      1,019,375
                                                                            ------------
                                                                              6,748,438
                                                                            ------------

Maturity of 10 - 20 years:               4.8

Student Loan Marketing Assoc.
  Notes, 7.300%, due 08/12                          14.00        750,000        852,656
                                        -------                             ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $10,982,393)                    64.9%                               $11,437,422
                                        -------                             ------------

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PRESERVATION FUND
----------------------
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 1998
(UNAUDITED)

----------------------------------------------------------------------------------------
                                        PERCENT      YEARS
                                        OF NET        TO      PRINCIPLE     MARKET
SECURITY (Note A)                       ASSETS      MATURITY   AMOUNT       VALUE
----------------------------------------------------------------------------------------

TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of 1 - 5 years -                2.9%

Ohio Development Assistance Taxable
  Bonds, 6.820%, due 04/03                           4.75        500,000    $   517,925
                                                                            ------------

Maturity of 5 - 10 years:                3.2

Cleveland OH Airport Taxable Bonds,
  6.490%, due 01/06                                  7.50        365,000        371,712
Chicago Heights IL General Obligation
 Taxable Bonds, 7.350%, due 12/07                    9.50        170,000        184,158
                                                                            ------------
                                                                                555,870
                                                                            ------------

Maturity of 10 - 20 years:              12.5

Oklahoma City OK Airport Trust Taxable
  Bonds, 6.950%, due 07/08                          10.00        475,000        496,285
Dayton OH Housing Improvement
  Taxable Bonds, 6.250%, due 11/08                  10.25        140,000        137,792
Texas State Water Financial Assistance
  Taxable Bonds, 6.550%, due 08/09                  11.00        400,000        401,168
Texas State Water Development
  Taxable Bonds, 8.800%, due 08/12                  14.00         50,000         52,752
Mississippi State General Obligation
  Taxable Bonds, 6.750%, due 11/12                  14.25        300,000        306,459
New York City Taxable Bonds,
  9.000%, due 02/13                                 14.50         50,000         55,327
St. Cloud MN Tax Increment
  Taxable Bonds, 6.700%, due 02/13                  14.50         70,000         70,237
Sacramento CA Redevelopment Agency
  Taxable Bonds, 6.375%, due 11/13                  15.25        200,000        195,490
Dayton OH Housing Improvement
  Taxable Bonds, 6.500%, due 11/13                  15.25        250,000        247,345
Palmdale CA Community Redev. Agency
  Taxable Bonds, 7.900%, due 09/17                  19.25        225,000        239,045
                                                                            ------------
                                                                              2,201,900
                                                                            ------------

Maturity over 20 years -                 2.5

California Housing Finance Agency Rev.
  Taxable  Bonds, 7.200%, due 08/19                 21.00        425,000        432,353
                                        -------                             ------------
TOTAL TAXABLE MUNICIPAL
  OBLIGATIONS (Cost $3,677,779)         21.1%                               $ 3,708,048
                                        -------                             ------------

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PRESERVATION FUND
----------------------
SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 1998
(UNAUDITED)

---------------------------------------------------------------------------------------
                                        PERCENT      YEARS
                                        OF NET        TO      PRINCIPAL     MARKET
SECURITY (Note A)                       ASSETS      MATURITY   AMOUNT       VALUE
----------------------------------------------------------------------------------------

Maturity of 1 - 5 years:                 8.7%

US Leasing Int'l Medium Term Notes,
  6.700%, due 09/99                                 1.25         500,000    $   504,063
American Express Credit Corp. Notes,
  6.125%, due 11/01                                 3.25         500,000        504,062
Lehman Brothers Holdings Inc.
  Notes, 7.250%, due 10/03                          5.25         500,000        522,656
                                        -------                             ------------

TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $1,521,248)                       8.7                                  1,530,781
                                        -------                             ------------

TOTAL U.S. GOVERNMENT, MUNICIPAL,
AND CORPORATE OBLIGATIONS
 (Cost $16,181,420)                     94.7                                 16,676,251


SHORT-TERM OBLIGATIONS
 (Cost $611,953)                         3.5                                    611,953
                                        -------                             ------------

TOTAL INVESTMENTS
(Cost $16,793,373)                      98.2%                               $17,288,204
                                        =======                             ============

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PRESERVATION FUND
----------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(UNAUDITED)

----------------------------------------------------------------------------------------

ASSETS:
Investments in securities,at market value
     (Cost basis - $16,793,373)(Notes A & D)                              $ 17,288,204
Receivables - Interest                                                         335,266
                                                                          -------------
Total assets                                                                17,623,470

LIABILITIES - Accrued expenses (Note B)                                        (14,578)
                                                                          -------------
NET ASSETS                                                                $ 17,608,892
                                                                          =============




SHARES OUTSTANDING (Unlimited authorization - no par value):
     Beginning of year                                                       1,442,249
     Net increase (Note C)                                                      86,691
                                                                          -------------
     End of period                                                           1,528,940
                                                                          =============


NET ASSET VALUE, offering price and redemption price per share                  $11.52
                                                                          =============


NET ASSETS CONSIST OF:
     Paid in capital                                                      $ 16,684,430
     Accumulated net realized loss carryover on investments                    (23,053)
     Net unrealized appreciation on investments                                494,831
     Undistributed net investment income                                       459,795
     Undistributed net realized loss on investments                            ( 7,111)
                                                                          -------------
     Net Assets                                                           $ 17,608,892
                                                                          =============

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PRESERVATION FUND
----------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

----------------------------------------------------------------------------------------

INVESTMENT INCOME - Interest (Note A):                                    $    544,100
                                                                          -------------

EXPENSES (Note B):
     Investment advisory fee                                                    42,152
     Management fee                                                             42,153
                                                                          -------------
Total expenses                                                                  84,305
                                                                          -------------

NET INVESTMENT INCOME                                                          459,795
                                                                          -------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Note D):
     Net realized loss on investments                                          ( 7,111)
     Change in unrealized appreciation of investments                          108,579
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                101,468
                                                                          -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                $    561.263
                                                                          =============

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PRESERVATION FUND
----------------------
STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------

                                                        For the Six Months     For the Year
                                                              Ended                Ended
                                                          June 30, 1998      December 31, 1997
                                                           (Unaudited)
                                                        ---------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
     Net investment income                              $   459,795          $   871,155
     Net realized loss on investments                        (7,111)             (23,053)
     Change in unrealized appreciation of investments       108,579              295,039
                                                        ------------         ------------
Net increase in net assets from operations                  561,263            1,100,141
operations

DIVIDENDS TO SHAREHOLDERS:
     Dividends from net investment income                         0             (871,155)
     Dividends from net realized gain of investments              0                    0
                                                        ------------         ------------
Net decrease in assets from dividends to shareholders             0             (871,155)


INCREASE / (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS (Note C)                    976,357             (308,764)
                                                        ------------         ------------
Total increase/(decrease) in net assets                   1,537,620              (79,778)

NET ASSETS:
     Beginning of period                                 16,071,272           16,151,050
                                                        ------------         ------------
     End of period                                      $17,608,892          $16,071,272
                                                        ============         ============

SEE NOTES TO FINANCIAL STATEMENTS.

PC&J PRESERVATION FUND
----------------------
NOTES TO FINANCIAL STATEMENTS


-------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  PC&J Preservation Fund (the 'Fund') commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is preservation of capital through investment in fixed-income obligations.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (1) Security Valuations - Investments in securities for which quotations are readily available are valued on the basis of quotations from dealers or an independent pricing service with consideration of such factors as yield, coupon rate, maturity, type of issue and other market information. All other securities are valued using established procedures which involve approximating the yield-to-maturity of similar securities traded on a national exchange.

  (2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

  (3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). Realized gains and losses on sales are determined using the first-in first-out method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

  The Fund has an investment advisory agreement with Parker Carlson & Johnson, Inc.(the 'Advisor'), wherein the Fund pays the Advisor a monthly advisory fee,accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $42,152 for the six months ended June 30, 1998.

  The Fund has a management agreement with PC&J Service Corp., (the 'Service Corp.'), wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $42,153 for the six months ended June 30, 1998. The Fund's shareholders have adopted a Distribution Expense Plan ('Plan') pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

  Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.

PC&J PRESERVATION FUND
----------------------
NOTES TO FINANCIAL STATEMENTS - (Concluded)


----------------------------------------------------------------------------------------

C. CAPITAL SHARE TRANSACTIONS    For the Six Months Ending    For the Year Ending
                                        June 30,1998            December 31, 1997
                                 -------------------------------------------------------
  Shares sold                     152,143     $ 1,723,930       108,897    $ 1,228,914
  shares issued in reinvestment
   of dividends                         0               0        78,178        871,155
                                 ---------    ------------     ---------   ------------
                                  152,143       1,723,930       187,075      2,100,069
Shares redeemed                   (65,452)       (747,573)     (217,283     (2,408,833)
                                 ---------    ------------     ---------   ------------
  Net increase (decrease)          86,691     $   976,357       (30,208)   $  (308,764)
                                 =========    ============     =========   ============


D. INVESTMENT TRANSACTIONS

  Securities purchased and sold (excluding short-term obligations) for the six months ended June 30, 1998 aggregated $4,585,888 and $3,105,297, respectively. Purchases and sales of U.S. Government Securities for the six months ended June 30, 1998 aggregated $2,442,246 and $3,105,297, respectively.

  At June 30, 1998 gross unrealized appreciation on investments was $511,580 and gross unrealized depreciation on investments was $16,749 for net unrealized appreciation of $494,831 for financial reporting and federal income tax purposes.

  At June 30, 1998, the Fund has available a capital loss carryover of $23,053 to offset future net capital gains, which expires December 31, 2005.